Property, construction in process and equipment, Construction in Process (Details)	12 Months Ended
	Dec. 31, 2023 MXN ($) Room	Dec. 31, 2022 MXN ($)
Construction in process [Abstract]
Capitalization of borrowing cost | $	$ 275,133,471	$ 247,025,739
Capitalization rate	100.00%
GIC I [Member]
Construction in process [Abstract]
Construction cost | $	$ 3,200,000,000
Construction in process | $	$ 1,106,639,896	1,194,557,969
GIC I [Member] | Maximum [Member]
Construction in process [Abstract]
Number of rooms under construction | Room	1,016
GIC II [Member] | Maximum [Member]
Construction in process [Abstract]
Room capacity | Room	2,000
Insurgentes Hotel [Member]
Construction in process [Abstract]
Construction cost | $	$ 79,064,992	$ 293,725,328
Room capacity | Room	396
Number of individual hotels | Room	2